Investment Securities (Schedule Of Net Investment (Gains)/Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment Securities [Abstract]
Net gains on sale of current investment securities	$ (0.1)	$ (4.9)	$ (1.2)
Derivative fair value (gains)/losses		(1.2)	(0.3)
Net gains on sale of non-current investment securities	(2.3)	(7.9)
Net investment (gains)/losses on investment securities	(2.4)	(14.0)	(1.5)
Other	(0.2)	1.2	0.9
Net investment (gains)/losses	$ (2.6)	$ (12.8)	$ (0.6)